Provisions for legal proceedings and contingent liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 1,153,830	R$ 1,151,087
Additions, inflation adjustments and exchange variation		274,584	309,891
Payments		(69,785)	(117,506)
Reversals	[1]	(187,131)	(189,642)
Ending balance		1,171,498	1,153,830
Labor claims member
IfrsStatementLineItems [Line Items]
Beginning balance		268,758	280,066
Additions, inflation adjustments and exchange variation		128,682	172,574
Payments		(57,750)	(70,968)
Reversals	[1]	(127,033)	(112,914)
Ending balance		212,657	268,758
Tax claims net member
IfrsStatementLineItems [Line Items]
Beginning balance		715,099	692,735
Additions, inflation adjustments and exchange variation		60,627	46,849
Payments		(8,792)	(3,659)
Reversals	[1]	(31,041)	(20,826)
Ending balance		735,893	715,099
Corporate claim member
IfrsStatementLineItems [Line Items]
Beginning balance		94,826	126,057
Additions, inflation adjustments and exchange variation		9,048	14,357
Payments			(40,109)
Reversals	[1]	(487)	(5,479)
Ending balance		103,387	94,826
Civil claims and other member
IfrsStatementLineItems [Line Items]
Beginning balance		75,147	52,229
Additions, inflation adjustments and exchange variation		76,227	76,111
Payments		(3,243)	(2,770)
Reversals	[1]	(28,570)	(50,423)
Ending balance		R$ 119,561	R$ 75,147

[1]	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.